UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Global Bond Fund
December 31, 2007
COMMON STOCKS – 0.80%	Shares	Value

Mining
Rio Tinto plc (A)	30,000	$3,175,213
(Cost: $1,499,205)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft – 0.26%
Raytheon Company,
5.375%, 4–1–13	$1,000	1,024,191

Banks – 7.58%
Banco BMG S.A.:
8.75%, 7–1–10	382	382,955
8.75%, 7–1–10 (B)	2,000	2,005,000
9.15%, 1–15–16	500	504,150
9.15%, 1–15–16 (C)	500	507,000
Bank for Foreign Trade,
7.0%, 4–13–09	45,000	1,822,835
Citigroup Global Markets Deutschland AG & Co. KGaA,
8.625%, 2–24–09	3,000	3,056,163
Export–Import Bank of Korea (The),
5.5%, 10–17–12	5,000	5,020,605
ICICI Bank Limited:
4.75%, 10–22–08	3,210	3,204,055
6.625%, 10–3–12 (B)	3,000	2,972,733
Industrial Development Bank of India Ltd.,
5.125%, 12–23–09	1,800	1,802,237
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9–30–09	3,500	3,565,100
Or–ICB S.A.,
6.875%, 7–29–08	1,000	1,001,670
PT Bank Rakyat Indonesia (Persero),
7.75%, 10–30–13	1,500	1,500,555
Unibanco – Uniao de Bancos Brasileiros S.A.,
7.375%, 12–15–13 (D)	2,700	2,720,250
		30,065,308
Beverages – 5.10%
Central European Distribution Corporation,
8.0%, 7–25–12 (C)(E)	EUR1,360	1,993,362
Coca–Cola HBC Finance B.V.,
5.5%, 9–17–15	$3,900	3,995,308
Companhia Brasileira de Bebidas,
10.5%, 12–15–11	2,000	2,327,600
Diageo Capital plc,
5.2%, 1–30–13	5,000	5,022,825
Miller Brewing Company,
4.25%, 8–15–08 (B)	2,500	2,489,125
Panamerican Beverages, Inc.,
7.25%, 7–1–09	4,250	4,417,714
		20,245,934
Broadcasting – 1.36%
British Sky Broadcasting Group plc,
8.2%, 7–15–09	4,200	4,393,990
EchoStar DBS Corporation,
5.75%, 10–1–08	1,000	998,750
		5,392,740
Business Equipment and Services – 1.79%
Quebecor World Capital Corporation,
4.875%, 11–15–08	2,000	1,802,500
Shimao Property Holdings Limited,
8.0%, 12–1–16 (B)	1,000	902,500
Waste Management, Inc.,
6.5%, 11–15–08	4,350	4,406,028
		7,111,028
Chemicals – Specialty – 0.53%
Bayer Corporation,
6.2%, 2–15–08 (B)	2,100	2,096,850

Coal – 0.25%
Peabody Energy Corporation,
6.875%, 3–15–13	1,000	1,005,000

Construction Materials – 0.51%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8–15–10	1,850	2,019,599

Containers – 0.64%
Packaging Corporation of America,
4.375%, 8–1–08	2,550	2,526,558

Finance Companies – 8.78%
ALROSA Finance S.A.,
8.125%, 5–6–08	4,900	4,920,605
Asset Securitization Corporation,
6.75%, 2–14–43	375	375,761
C5 Capital (SPV) Limited,
6.196%, 12–31–49 (B)	3,000	2,959,080
CITIC Resources Finance (2007) Limited,
6.75%, 5–15–14 (B)	2,500	2,343,750
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mortgage Pass–Through Certificates, Series 2000–C1,
7.325%, 4–15–62	148	148,202
CSN Islands VII Corp.,
10.75%, 9–12–08 (B)	2,500	2,575,000
ISA Capital do Brasil S.A.,
7.875%, 1–30–12 (B)	3,000	3,060,000
Morgan Stanley Capital I Inc., Series 1998 XL2,
6.17%, 10–3–34	601	605,088
NationsLink Funding Corporation, Commercial Mortgage Pass–Through Certificates, Series 1999–2,
7.229%, 6–20–31	2,803	2,820,904
Rio Tinto Finance (USA) Limited,
2.625%, 9–30–08	2,000	1,964,946
Russian Standard Bank:
7.5%, 10–7–10	2,750	2,433,750
7.5%, 10–7–10 (B)	1,000	895,000
SLM Corporation,
4.31%, 4–1–14 (F)	2,500	1,862,800
Sistema Finance S.A.,
10.25%, 4–14–08	1,000	1,003,900
TNK–BP Finance S.A.,
6.125%, 3–20–12	2,000	1,918,800
Toyota Motor Credit Corporation,
4.26%, 1–18–15 (F)	1,000	962,690
TransCapitalInvest Limited,
6.103%, 6–27–12 (B)	2,000	2,011,926
VTB Capital S.A.,
6.609%, 10–31–12 (C)	2,000	1,963,000
		34,825,202
Food and Related – 2.30%
Bunge Limited Finance Corp.:
4.375%, 12–15–08	2,300	2,284,813
7.8%, 10–15–12	2,000	2,204,350
Cadbury Schweppes US Finance LLC,
3.875%, 10–1–08 (B)	1,251	1,243,421
Cosan S.A. Industria e Comercio,
8.25%, 11–15–19	1,000	925,000
Iansa Overseas Limited,
7.25%, 7–28–12	2,500	2,481,250
		9,138,834
Forest and Paper Products – 1.83%
Bowater Canada Finance Corporation,
7.95%, 11–15–11	500	403,750
International Paper Company,
4.25%, 1–15–09	500	494,937
Kimberly–Clark de Mexico, S.A. de C.V.,
8.875%, 8–1–09 (C)	2,500	2,666,685
Sino–Forest Corporation:
9.125%, 8–17–11	500	523,750
9.125%, 8–17–11 (B)	1,000	1,053,750
Weyerhaeuser Company,
6.75%, 3–15–12	2,000	2,100,278
		7,243,150
Homebuilders, Mobile Homes – 0.62%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9–28–15	2,000	2,015,000
Greentown China Holdings Limited,
9.0%, 11–8–13 (B)	500	452,500
		2,467,500
Household – Major Appliances – 0.50%
Controladora Mabe S.A. de C.V.,
6.5%, 12–15–15 (C)	2,000	1,977,500

Leisure Time Industry – 0.25%
Royal Caribbean Cruises Ltd.,
6.75%, 3–15–08	1,000	1,001,478

Mining – 0.91%
Vedanta Resources plc:
6.625%, 2–22–10	1,100	1,097,250
6.625%, 2–22–10 (B)	2,500	2,493,750
		3,591,000
Motor Vehicles – 0.63%
Hyundai Motor Company,
5.3%, 12–19–08 (C)	2,500	2,508,610

Multiple Industry – 1.78%
Abu Dhabi National Energy Company PJSC,
5.62%, 10–25–12 (B)	3,000	3,045,231
Bombardier Inc.,
6.75%, 5–1–12 (C)	3,000	3,037,500
Cox Enterprises, Inc.,
4.375%, 5–1–08 (C)	1,000	996,788
		7,079,519
Petroleum – International – 0.13%
Pecom Energia S.A.,
9.0%, 5–1–09	500	518,750

Petroleum – Services – 0.39%
Premcor Refining Group Inc. (The),
6.75%, 5–1–14	1,500	1,541,698

Railroad – 0.86%
Kansas City Southern de Mexico, S.A. de C.V.,
7.375%, 6–1–14 (B)	3,500	3,403,750

Security and Commodity Brokers – 0.79%
Hongkong and Shanghai Banking Corporation (The),
5.75%, 8–29–49 (F)	2,500	2,187,500
Morgan Stanley,
4.76%, 5–1–14 (F)	1,000	957,990
		3,145,490
Steel – 0.75%
Evraz Group S.A.,
8.25%, 11–10–15 (B)	3,000	2,981,100

Trucking and Shipping – 0.60%
Ultrapetrol (Bahamas) Limited,
9.0%, 11–24–14	2,500	2,375,000

Utilities – Electric – 4.82%
CESP – Companhia Energetica de Sao Paulo,
9.75%, 1–15–15 (C)(E)	BRL6,400	3,918,382
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12–15–16	$1,000	881,000
8.875%, 12–15–16 (B)	2,000	1,762,000
Dominion Resources, Inc.,
4.125%, 2–15–08	2,000	1,997,344
Empresa Nacional de Electricidad S.A.,
7.75%, 7–15–08	2,000	2,022,728
Florida Power & Light Company,
6.0%, 6–1–08	325	326,324
Hidroelectrica El Chocon S.A.,
8.49063%, 9–15–11 (F)	3,000	2,970,000
Hidroelectrica Piedra del Aguila S.A.,
9.0%, 7–11–17 (C)	500	439,400
HQI Transelec Chile S.A.,
7.875%, 4–15–11	3,500	3,778,733
Majapahit Holding B.V.,
7.25%, 10–17–11 (C)	1,000	1,002,500
		19,098,411
Utilities – Gas and Pipeline – 0.57%
Energen Corporation,
6.95%, 7–15–08	500	504,657
Transportadora de Gas Del Sur S.A.,
7.875%, 5–14–17 (B)	2,000	1,735,000
		2,239,657
Utilities – Telephone – 2.27%
America Movil, S.A. de C.V.,
4.125%, 3–1–09	800	794,964
Mobile TeleSystems Finance S.A.,
8.375%, 10–14–10	1,000	1,028,500
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1–30–08	2,500	2,500,000
Open Joint Stock Company "Vimpel–Communications",
8.0%, 2–11–10	3,125	3,148,437
Sprint Capital Corporation,
6.125%, 11–15–08	1,000	1,001,239
Telefonica de Argentina S.A.,
9.125%, 11–7–10	500	519,500
		8,992,640

TOTAL CORPORATE DEBT SECURITIES – 46.80%		$185,616,497

(Cost: $186,622,202)

OTHER GOVERNMENT SECURITIES

Canada – 4.60%
Canadian Government Bond:
4.0%, 9–1–10 (E)	CAD10,000	10,176,605
3.75%, 6–1–12 (E)	8,000	8,066,062
		18,242,667
Chile – 0.25%
Republic of Chile,
5.41063%, 1–28–08 (F)	$1,000	998,800

France – 1.66%
France O.A.T.,
4.0%, 10–25–09 (E)	EUR4,500	6,568,301

Germany – 14.35%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3–14–08 (E)	39,000	56,917,637

Russia – 0.29%
Open Joint Stock Company "Russian Railroads",
6.67%, 1–22–09 (E)	RUB14,000	569,386
Russian Federation,
8.25%, 3–31–10 (B)(E)	556	576,414
		1,145,800
Supranational – 0.51%
European Bank for Reconstruction and Development,
6.5%, 12–20–10 (E)	50,000	2,033,726

United Kingdom – 4.49%
United Kingdom Treasury:
4.0%, 3–7–09 (E)	GBP4,500	8,914,364
4.25%, 3–7–11 (E)	4,500	8,915,081
		17,829,445

TOTAL OTHER GOVERNMENT SECURITIES – 26.15%		$103,736,376

(Cost: $97,558,630)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage–Backed Obligations – 3.61%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
4.5%, 8–15–17	$1,803	128,093
5.0%, 5–15–18	1,213	335,629
5.0%, 4–15–19	196	28,349
5.0%, 4–15–19	95	13,629
5.0%, 7–15–21	517	19,948
5.0%, 6–15–22	374	3,791
5.0%, 7–15–22	1,895	20,405
5.0%, 11–15–22	388	55,008
5.0%, 1–15–23	466	8,360
5.5%, 3–15–23	170	33,504
5.0%, 4–15–23	2,239	100,200
5.0%, 5–15–23	173	26,005
5.0%, 8–15–23	130	20,303
5.5%, 11–15–23	4,675	150,909
5.5%, 11–15–23	239	9,660
5.5%, 2–15–24	1,727	285,768
5.0%, 6–15–24	7,447	394,707
5.0%, 9–15–24	852	41,081
5.5%, 9–15–24	416	19,050
5.5%, 4–15–25	1,037	102,701
5.5%, 4–15–25	74	4,247
5.0%, 9–15–25	1,426	75,115
5.5%, 10–15–25	1,803	420,843
5.0%, 2–15–26	1,961	125,941
5.0%, 4–15–26	1,614	93,707
5.0%, 10–15–28	446	72,554
5.0%, 8–15–30	7,292	618,698
5.0%, 10–15–30	1,250	296,650
5.5%, 3–15–31	170	18,450
5.5%, 10–15–32	3,597	628,686
5.5%, 1–15–33	981	222,743
5.5%, 5–15–33	2,631	648,053
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 3–25–16	2,554	55,574
5.5%, 11–25–17	167	7,875
5.0%, 5–25–22	103	17,645
5.0%, 7–25–23	2,357	432,114
5.0%, 8–25–23	735	92,451
5.5%, 9–25–25	96	4,601
5.5%, 11–25–25	1,263	43,487
4.5%, 4–25–30	872	105,635
5.0%, 9–25–30	1,013	128,313
5.0%, 3–25–31	3,135	446,198
5.0%, 8–15–31	1,465	258,225
5.5%, 6–25–33	206	46,657
5.5%, 12–25–33	3,215	625,551
5.5%, 8–25–35	1,331	406,036
5.5%, 11–25–36	3,334	782,724
Federal National Mortgage Association Fixed Rate Pass–Through Certificates,
5.0%, 7–1–34	3,636	3,551,816
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 5–20–27	2,087	58,084
5.0%, 6–16–29	2,000	270,178
5.0%, 10–20–32	500	157,577
7.0%, 5–20–33	2,463	587,478
5.5%, 7–16–33	968	252,764
5.0%, 7–20–33	2,530	473,296
5.5%, 11–20–33	375	65,590
5.5%, 6–20–35	347	88,853
5.5%, 7–20–35	998	136,739
5.5%, 10–16–35	819	195,456
		14,313,704
Treasury Obligations – 10.33%
United States Treasury Notes:
4.0%, 8–31–09	10,000	10,146,880
4.5%, 5–15–10	10,000	10,333,590
4.5%, 9–30–11	12,500	13,041,012
3.375%, 11–30–12	7,500	7,474,808
		40,996,290

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 13.94%		$55,309,994

(Cost: $55,125,523)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS – 1.14%	Face Amount in Thousands

Canadian Dollar, 11–19–08 (E)	CAD18,264	38,987
Chinese Yuan Renminbi, 4–21–08 (E)	CNY359,510	1,916,879
Chinese Yuan Renminbi, 4–21–08 (E)	28,700	(12,979)
Great Britain Pound, 11–21–08 (E)	GBP9,023	566,983
Japanese Yen, 3–3–08 (E)	JPY29,667	9,713
Japanese Yen, 9–22–08 (E)	787,500	173,214
Russian Ruble, 1–22–08 (E)	RUB808,900	1,865,446
Russian Ruble, 11–14–08 (E)	20,000	(747)
Singapore Dollar, 8–21–08 (E)	SGD22,200	501,740
South Korean Won, 4–21–08 (E)	KRW13,975,000	(229,650)
Swiss Franc, 5–30–08 (E)	CHF21,785	(343,242)
United Arab Emirates, 11–13–08 (E)	AED13,200	34,628
		$4,520,972

SHORT–TERM SECURITIES	Principal Amount in Thousands

Construction Materials – 1.26%
Black & Decker Corp.,
5.5%, 1–16–08	$5,000	4,988,542

Food and Related – 1.34%
General Mills, Inc.,
5.52%, 1–4–08	2,335	2,333,926
Kellogg Co.,
5.5%, 1–14–08	3,000	2,994,042
		5,327,968
Forest and Paper Products – 0.16%
Sonoco Products Co.,
4.95%, 1–2–08	636	635,913

Household – General Products – 0.35%
Clorox Co.,
5.15%, 1–18–08	1,395	1,391,607

Restaurants – 0.51%
Starbucks Corporation,
5.5%, 1–4–08	2,000	1,999,083

Retail – Food Stores – 3.48%
Kroger Co. (The),
5%, 1–2–08	13,821	13,819,081

Retail – General Merchandise – 1.26%
Home Depot Inc.,
5.55%, 1–10–08	5,000	4,993,062

Utilities – Electric – 1.01%
Detroit Edison Co.,
5.72%, 1–17–08	4,008	3,997,811

Utilities – Gas and Pipeline – 1.80%
Michigan Consolidated Gas Co.,
5.75%, 1–22–08	3,000	2,989,938
Questar Corporation:
5.6%, 1–8–08	2,000	1,997,822
5.6%, 1–15–08	2,158	2,153,300
		7,141,060

TOTAL SHORT–TERM SECURITIES – 11.17%		$44,294,127

(Cost: $44,294,127)

TOTAL INVESTMENT SECURITIES – 100.00%		$396,653,179

(Cost: $385,099,687)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at December 31, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

Goldman Sachs	Dow Jones CDX High Yield Series 7	3.25%	12–20–11	$2,900,000	$98,419
Merrill Lynch International:	Dow Jones CDX High Yield Series 7	3.25%	12–20–11	3,000,000	50,175
	Dow Jones CDX High Yield Series 7	3.25%	12–20–11	2,800,000	45,500
Morgan Stanley	Dow Jones CDX High Yield Series 7	3.25%	12–20–11	5,800,000	97,003
Goldman Sachs	LCDX Series 8 Index	1.20%	6–20–12	3,000,000	97,624
					$388,721
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $43,057,880 or 10.86% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $21,010,727 or 5.30% of total investments.

(D)Step bond security. Interest rate disclosed is that which is in effect at December 31, 2007.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AED – United Arab Emirates Dirham, BRL – Brazilian Real, CAD – Canadian Dollar, CHF – Swiss Franc, CNY – Chinese Yuan Renminbi, EUR – Euro, GBP – Great Britain Pound, JPY – Japanese Yen, KRW – South Korean Won, RUB – Russian Ruble, SGD – Singapore Dollar)

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008